Trade payables	12 Months Ended
Dec. 31, 2023
Trade Payables
Trade payables

Note	25 | Trade payables

		12.31.23	12.31.22
Non-current
Customer guarantees		1,235	1,881
Customer contributions		362	985
Total non-current		1,597	2,866

Current
Payables for purchase of electricity - CAMMESA (1)		135,632	444,332
Provision for unbilled electricity purchases - CAMMESA		43,738	72,827
Suppliers		59,658	40,221
Related parties	34.c	624	638
Advance to customer		1,225	1,809
Customer contributions		37	106
Discounts to customers		36	3
Total current		240,950	559,936

(1)	As of December 31, 2023, includes $ 22,550 ($ 13,162 for principal plus $ 9,388 of interest) relating to post-dated checks issued by the Company in favor of CAMMESA.

The fair values of non-current customer contributions as of December 31, 2023 and 2022 amount to $ 43.1 and $ 121.1, respectively. The fair values are determined based on estimated discounted cash flows in accordance with a representative market rate for this type of transactions. The applicable fair value category is Level 3.

The value of the rest of the financial liabilities included in the Company’s trade payables approximates their fair value.